FEDERATED HERMES INCOME SECURITIES TRUST
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 11, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:	FEDERATED HERMES INCOME SECURITIES TRUST (the “Registrant”)
Federated Hermes Capital Income Fund (the “Fund”)

1933 Act File No. 333-
1940 Act File No. 811-4577

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Registrant.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Fund under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which the Fund would acquire all or substantially all of the assets of the corresponding series of The Advisors' Inner Circle Fund II as set forth in the chart below, in exchange for the shares of the applicable share classes of the Fund:

Re-Organizing Fund	Surviving Fund
Hancock Horizon Diversified Income Fund Investor Class Shares Institutional Shares	Federated Hermes Capital Income Fund Class A Shares Institutional Shares

If you have any questions on the enclosed material, please contact Leslie Petrone at Leslie.Petrone@FederatedHermes.com or Allison Miller at Allison.Miller@FederatedHermes.com.

Very truly yours,

/s/ Julie D. Meyers
Julie D. Meyers
Senior Paralegal